ACQUISITIONS AND INTANGIBLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACQUISITION
Schedule of assets acquired and liabilities assumed

Purchase price consideration:
Cash	$1,125
Common stock, at fair value	2,275
Total consideration	$3,400

Assets acquired:
Cash	$51
Accounts receivable	2,000
Right of use assets	131
Total assets acquired	2,182

Liabilities assumed:
Accounts payable and accrued liabilities	242
Lease liability	131
Total liabilities assumed	373

Preliminary Goodwill	$1,591

The table below presents the fair value that was allocated to assets and liabilities based upon fair values as determined by the Company (stated in thousands).

Purchase price consideration:
Promissory notes, at fair value	$7,151
Common shares liability, at fair value	540
Total consideration	$7,691

Assets acquired:
Equipment	$172
Intangibles	4,662
Total assets acquired	4,834
Goodwill	2,857
Total	$7,691

Schedule of Finite and Indefinite Lived Intangible Assets acquired

Identified intangible assets consisted of the following (stated in thousands):

	December 31,
	2020	2019
Finite-lived intangible assets
Doctor agreements	$4,509	$4,509
Non compete agreements	36	36
Total finite-lived intangible assets	4,545	4,545
Less accumulated amortization	(547)	(75)
Finite-lived intangible assets, net	3,998	4,470
Indefinite-lived intangible assets
Tradenames	117	117
Total intangible assets	$4,115	$4,587

Schedule of Future amortization expense of finite-lived intangible assets

As of December 31, 2020, the estimated future amortization expense of finite-lived intangible assets was as follows (stated in thousands):

2021	$466
2022	451
2023	451
2024	451
2025	451
Thereafter	1,728
$3,998